EATON VANCE GROWTH TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of prospectus and statement of additional information dated March 7, 2011 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 116 (“Amendment No. 116”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 116 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-11-000350) on March 7, 2011:

Eaton Vance Focused Growth Opportunities Fund Eaton Vance Focused Value Opportunities Fund

EATON VANCE GROWTH TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: March 18, 2011